2000 ANNUAL REPORT

CENTENNIAL
TAX EXEMPT
TRUST

JUNE 30, 2000

DEAR SHAREHOLDER:

For the one-year period ended June 30, 2000, a hale and hardy economy--and persistent concern that rapid economic growth might trigger higher inflation--set the tone in the short-term fixed income markets. The Federal Reserve attempted to keep the economy from becoming too robust for its own good by ratcheting up short-term interest rates six times during the year-long period, but even this was not enough to weaken economic growth or investor confidence significantly. For the fourth quarter of 1999 and the first quarter of 2000, the U.S. economy expanded at annualized rates of 7.3% and 5.4%, respectively.

The fixed income markets responded to all of this with relative calmness, as many investors factored in most of the interest rate hikes prior to their actual occurrence. Against this steady advance of interest rates, Centennial Tax Exempt Trust produced a compounded annual yield of 2.98%. Without compounding, the annual yield was 2.97%. For investors in the 36% tax bracket, this is equivalent to a taxable compounded yield of 4.66% and 4.64% without compounding.(1)

As of June 30, 2000, the seven-day annualized yields, with and without compounding, were 3.76% and 3.70%, respectively.(2)

Like most professional investors, we generally anticipated the interest rate moves, which led us to shorten the Trust's average maturity until the fourth quarter. When interest rates rise, fixed income prices generally fall, and the effect is more pronounced for longer term issues. Because the Trust seeks to maintain a stable $1.00 share price, we wanted to minimize the devaluing effect of rising rates. There can be no assurance that the Trust will maintain a stable share price, but we are always mindful of the need to protect your principal.(3)

We reduced the average maturity of the securities in the portfolio at the beginning of the fiscal year. Between January and May 2000, we brought it down even further. The shorter average maturity helped to reduce volatility, or price instability, for the Trust as interest rates jumped to ever-higher levels.

The Trust invests in high quality, short-term, tax-exempt securities issued by states, counties and municipalities coast to coast. These generally are either insured or secured by liquidity arrangements with a bank, and they may pay either fixed or variable rates of return. It is important to remember that the Trust itself is neither insured nor guaranteed by the U.S. Government.


1. A portion of the Fund's distributions may be subject to income tax including state and local taxes. Capital gains distributions are taxable as capital gains. For an investor subject to alternative minimum taxes, a portion of the Fund's distributions may increase the investor's tax. Tax rates may be lower depending on individual circumstances.

2. Compounded yields assume reinvestments of dividends. Past performance is not indicative of future results.

3. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

We achieved our changes in the portfolio's overall maturity primarily by shifting our emphasis between the various fixed- and variable-rate investments available to us. During much of the year, we invested in demand notes backed by commercial banks.

Adding them to the portfolio therefore helped reduce average maturity of the Trust's holdings and the duration of the portfolio (typically, the shorter a portfolio's duration, the better its resistance to the negative impact of rising interest rates). At the same time, investing in more demand notes helped increase the Trust's yield. Due to the demand feature, rates paid on demand notes fluctuate from week to week, and they may at times provide a yield advantage over comparable-quality fixed-rate instruments.

As the year wound down, we replaced some of our demand notes with fixed-rate instruments, for two reasons. First, by late April, fixed-rate short-term securities had become very inexpensive, so we were able to acquire 90 to 180 day issues at very attractive prices. Second, yields on demand notes fell after mid-May to levels below those of fixed-rate securities. By switching our focus to fixed-rate securities, we were able to lock in additional yield, yet the increase in average maturity played a neutral role.

Going forward, we will continue to be cautious until we see definite signs that the Federal Reserve has concluded its course of interest rate hikes. As long as our central bank remains committed to a month-to-month approach and is not willing to pronounce the economy "slow and steady," we expect to maintain our wait-and-see investment strategy. Emphasizing securities that generally mature monthly will allow us to respond quickly if and when the Fed declares that it has reached its goal. In our view, this may well come about before the end of the year. June brought the first signs that the Federal Reserve's past efforts may be achieving the desired moderation of the economy.

However, in keeping with the Trust's objective of safety and liquidity, we expect to wait for more positive indications of this before making any notable shift in our strategy.

Sincerely,

/s/ JAMES C. SWAIN


James C. Swain
Chairman
Centennial Tax Exempt Trust


/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
President
Centennial Tax Exempt Trust

July 24, 2000

STATEMENT OF INVESTMENTS June 30, 2000
Centennial Tax Exempt Trust

                                                                                          Principal           Value
                                                                                            Amount          See Note 1
                                                                                        -------------    ---------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--107.0%
ALASKA--0.2%
AK IDV & Export Authority RRB, Safeway, Inc. Projects, 4.75%, 12/1/00(1)............... $   3,555,000    $     3,555,000
                                                                                                         ---------------
ARIZONA--1.6%
Maricopa Cnty., AZ PC RRB, El Paso Electric Co. Project, Series A, 4.90%(2)............     4,400,000          4,401,334
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 5%(2)..............    22,500,000         22,500,000
                                                                                                         ---------------
                                                                                                              26,901,334
                                                                                                         ---------------

CALIFORNIA--8.6%
CA Capital Improvements PFAU RB, Series A35-Reg D, 4.75%(2)............................       700,000            700,000
CA HFA RB, Series CMC2, AMBAC Insured, 4.55%(2)........................................     5,000,000          5,000,000
CA RB, Series SG89, MBIA Insured, 4.42%(2).............................................     7,425,000          7,425,000
CA School Cash Reserve Program Authority Nts., Series A, 5.25%, 7/3/01(1)..............    40,000,000         40,375,600
CA School Cash Reserve Program Authority RB, Series A, 4%, 7/3/00......................    42,000,000         42,001,910
Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 4.37%(2)......................     1,100,000          1,100,000
Irvine Ranch, CA Water District COP, CAP Improvement Project, 3.50%(2).................     2,000,000          2,000,000
Los Angeles Cnty., CA Pension Obligation RB, Series B, AMBAC Insured, 4.30%(2).........     1,600,000          1,600,000
Los Angeles Cnty., CA TAN & RAN, Series A, 5%, 6/29/01.................................     8,750,000          8,820,613
Los Angeles, CA Airport RB, Series SG61, 4.47%(2)......................................     1,055,000          1,055,000
Los Angeles, CA Wastewater System ABN AMRO Munitops Certificates,
   Series 1998-25, 4.47%(2)............................................................     6,000,000          6,000,000
Modesto, CA Irrigation District FAU RB, Series SG66, 4.42%(2)..........................       500,000            500,000
Oceanside, CA MH RRB, Lakeridge Apts. Project, 5.05%(2)................................     3,000,000          2,999,999
Orange Cnty., CA FAU Teeter Plan RB, Series C, AMBAC Insured, 4.65%(2).................    10,300,000         10,300,000
Orange Cnty., CA IDAU RB, Control Air Conditioning Project-A, 4.80%(2).................     3,100,000          3,100,000
Orange Cnty., CA Sanitation District COP, Series C, FGIC Insured, 4%(2)................     5,800,000          5,800,000
San Bernardino Cnty., CA, MH RB, Somerset Apts., Series A, 4.25%(2)....................     2,495,000          2,495,000
Southern CA PAU RRB, Palo Verde Project, Series B, AMBAC Insured, 4.30%(2).............     2,400,000          2,400,000
Southern CA Public PAU RRB, Southern Transmission Project,
   AMBAC Insured, 4.30%(2).............................................................     1,000,000          1,000,000
                                                                                                         ---------------
                                                                                                             144,673,122
                                                                                                         ---------------

COLORADO--0.8%
CO Housing Finance Authority ED RB, Vincent Metal Goods Project, 4.90%(2)..............     5,000,000          5,000,000
Denver City & Cnty., CO Housing RB, KY Circle Village Project, 4.75%(2)................     4,300,000          4,300,000
Englewood, CO IDV RRB, Safeway, Inc. Projects, 4.75%, 12/1/00(1).......................     1,515,000          1,515,000
Fraser, CO IDV RRB, Safeway, Inc. Projects, 4.75%, 12/1/00(1)..........................       985,000            985,000
Idaho Springs, CO IDV RRB, Safeway, Inc. Projects, 4.75%, 12/1/00(1)...................     1,645,000          1,645,000
                                                                                                         ---------------
                                                                                                              13,445,000
                                                                                                         ---------------

Centennial Tax Exempt Trust

                                                                                          Principal           Value
                                                                                            Amount          See Note 1
                                                                                        -------------    ---------------
DELAWARE--1.1%
DE EDAU IDV RRB, Delaware Clean Power Project, Series A, 4.95%(2)...................... $   5,000,000    $     5,000,000
DE EDAU IDV RRB, Delaware Clean Power Project, Series C, 4.81%(2)......................     8,000,000          8,000,000
DE EDAU IDV RRB, Star Enterprise Project, Series B, 4.80%(2)...........................     5,000,000          5,000,000
                                                                                                         ---------------
                                                                                                              18,000,000
                                                                                                         ---------------
FLORIDA--11.2%
Dade Cnty., FL WSS RB, FGIC Insured, 4.40%, 10/3/00(1).................................     9,900,000          9,900,000
Escambia Cnty., FL HFAU RRB, Florida Convertible Centers Project,
   Series A, 4.45%(2)..................................................................     1,150,000          1,150,000
FL BOE Capital Outlay GOUN, Series 286, 4.87%(2).......................................     2,600,000          2,600,000
FL BOE Capital Outlay Public Education RB, Series A, 4.90%, 8/1/00(1)..................    13,230,000         13,230,000
FL HFA MH RRB, Monterey Lake Project, 4.80%(2).........................................    17,665,000         17,665,000
FL MPA RB, 4.30%, 10/2/00(1)...........................................................    29,300,000         29,300,000
FL MPA RB, 4.35%, 8/1/00(1)............................................................    18,055,000         18,055,000
FL TUAU RB, Series A, FGIC Insured, 4.40%, 10/3/00(1)..................................    14,850,000         14,850,000
Hillsboro Cnty., FL IDV PC RB, Tampa Electric Co., MBIA Insured, 4.85%, 8/1/00(1)......    17,795,000         17,795,000
Hillsboro Cnty., FL IDV PC RB, Tampa Electric Co., MBIA Insured, 4.85%, 8/1/00(1)......    17,795,000         17,795,000
Lee Cnty., FL Airport & Marina ABN Amro Munitops Certificates,
   Series 2000-3, FSA Insured, 4.85%(2)................................................     4,890,000          4,890,000
Putnam Cnty., FL PC DAU RRB, Seminole Electric Co-op,
   Series D, 4.35%, 12/15/00(1)........................................................     2,000,000          2,000,000
St. Lucie Cnty., FL PC RB, Florida Power & Lite, 4.25%, 7/13/00(1).....................    22,950,000         22,950,000
St. Lucie Cnty., FL PC RB, Florida Power & Lite, 4.35%, 10/2/00(1).....................    17,725,000         17,725,000
                                                                                                         ---------------
                                                                                                             189,905,000
                                                                                                         ---------------
GEORGIA--8.4%
Burke Cnty., GA DAU PC RB, Georgia Power Co. Plant Vogtle Project, 4.55%(2)............     1,600,000          1,600,000
Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp.,
   AMBAC Insured, 4.30%, 8/1/00(1).....................................................     8,000,000          8,000,000
Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp.,
   AMBAC Insured, 4.35%, 10/2/00(1)....................................................    15,000,000         15,000,000
Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp.,
   AMBAC Insured, 4.35%, 8/1/00(1).....................................................     5,000,000          5,000,000
Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 5%(2)(3)..............................    11,200,000         11,200,000
Fulton Cnty., GA DAU RB, Georgia Tech Athletic Assn., Inc., 4.80%(2)...................     3,000,000          3,000,000
Fulton Cnty., GA DAU RB, Lovett School Project, 4.80%(2)...............................     3,000,000          3,000,000
Fulton Cnty., GA DAU RB, Robert W. Woodruff Arts Project, 4.80%(2).....................     2,000,000          2,000,000
Fulton Cnty., GA GOUN, 5%, 12/29/00....................................................    38,800,000         38,940,712
Fulton Cnty., GA HAU MF RRB, Spring Creek Crossing, 4.85%(2)...........................    15,400,000         15,400,000
GA GOB, 4.72%(2).......................................................................    11,880,000         11,880,000
Monroe Cnty., GA DAU PC RB, Georgia Power Co. Scherer Plant Project,
   Series 1, 4.55%(2)..................................................................     1,000,000          1,000,000
Rockdale Cnty., GA WSS Authority, Series B, 4.25%, 7/1/00(1)...........................     2,770,000          2,770,000
Roswell, GA HAU MH RRB, Oxford Project, 4.90%(2).......................................    23,610,000         23,610,000
                                                                                                         ---------------
                                                                                                             142,400,712
                                                                                                         ---------------

Centennial Tax Exempt Trust

                                                                                          Principal           Value
                                                                                            Amount          See Note 1
                                                                                        -------------    ---------------
ILLINOIS--5.5%
Chicago, IL ABN AMRO Munitops Certificates, Trust 1998-3, 4.82%(2)(3).................. $   8,735,000    $     8,735,000
Chicago, IL Lakefront Millennium Parking Facilities RB, 4.65%, 12/15/00(1).............    22,495,000         22,495,000
Elk Grove Village, IL IDV RB, La Quinta Motor Inns, Inc., 3.95%(2).....................     1,800,000          1,800,000
IL Education FA RB, 4.25%, 7/19/00(1)..................................................    28,385,000         28,385,000
IL HFAU RB, Lake Forest Hospital Project, 4.75%(2).....................................     9,755,000          9,755,000
IL HFAU RRB, Advocate Health Care, Series B, 4.90%(2)..................................    20,995,000         20,995,000
IL HFAU RRB, The Carle Foundation, Series B, 4.85%(2)..................................       200,000            200,000
                                                                                                         ---------------
                                                                                                              92,365,000
                                                                                                         ---------------
INDIANA--5.5%
Dyer, IN HCF RRB, Regency Place, Series A-1, 4.95%(2)..................................     3,170,000          3,170,000
Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 4.95%(2).............................     2,875,000          2,875,000
IN HFFAU RRB, Ascension Health Credit-B, 5.10%(2)......................................    52,000,000         52,000,000
IN MPA RB, MBIA Insured, 4.40%, 10/3/00(1).............................................    13,600,000         13,600,000
Indianapolis, IN HCF RRB, Health Quest, Series A, 4.95%(2).............................     3,775,000          3,775,000
Indianapolis, IN Local Public Improvement Board Nts., Series D, 5%, 1/8/01.............     5,100,000          5,118,220
Lawerence/Fort Harrison, IN Reuse Authority Tax Increment RB,
   Harrison Military Base, 5.81%(2)....................................................     3,345,000          3,345,000
Marion Cnty., IN HA Hospital Facility RB, Indianapolis Osteopathic, 4.85%(2)...........     2,810,000          2,810,000
Merrillville, IN HCF RRB, Southlake, Series A-1, 4.95%(2)..............................     3,755,000          3,755,000
South Bend, IN HCF RRB, Fountainview, Series A-1, 4.95%(2).............................     3,005,000          3,005,000
                                                                                                         ---------------
                                                                                                              93,453,220
                                                                                                         ---------------
KANSAS--0.4%
Manhattan, KS Industrial RRB, Parker Hannifin, Inc. Project, 4.80%(2)..................     6,000,000          6,000,000
                                                                                                         ---------------
KENTUCKY--3.9%
KY Asset/Liability Commission General Fund TAN & RAN,
   Series A, 4.35%, 8/2/00(1)..........................................................    15,000,000         15,000,000
KY Asset/Liability Commission General Fund TAN & RAN,
   Series A, 5.25%, 6/27/01(1).........................................................    40,000,000         40,267,200
KY EDFAU RRB, Baptist Convalescent Center, 5.01%(2)....................................     5,000,000          5,000,000
Mayfield, KY Multi-City Lease RB, Kentucky League of Cities Funding Trust, 4.90%(2)....     5,860,000          5,860,000
                                                                                                         ---------------
                                                                                                              66,127,200
                                                                                                         ---------------
LOUISIANA--2.7%
LA PFFAU RRB, MBIA Insured, 4.85%(2)...................................................    17,600,000         17,600,000
New Orleans, LA IDV Board MH RB, Orleans LLC Project, Series 3700, 4.97%(2)............     5,000,000          5,000,000
St. James Parish, LA PC RRB, Texaco Project, Series A, 4.25%, 10/17/00(1)..............    22,530,000         22,530,000
                                                                                                         ---------------
                                                                                                              45,130,000
                                                                                                         ---------------

Centennial Tax Exempt Trust

                                                                                          Principal           Value
                                                                                            Amount          See Note 1
                                                                                        -------------    ---------------
MARYLAND--0.5%
Anne Arundel Cnty., MD ED RB, West Capitol, Series A, 4.80%(2)......................... $   6,000,000    $     6,000,000
Hyattsville, MD IDV RRB, Safeway, Inc. Projects, 4.75%, 12/1/00(1).....................     1,800,000          1,800,000
MD Health & HEFAU RB, University of Maryland Pooled Loan Program,
   Series B, 4.20%(2)..................................................................       900,000            900,000
                                                                                                         ---------------
                                                                                                               8,700,000
                                                                                                         ---------------
MASSACHUSETTS--0.9%
MA CMWLTH General Obligation Consolidation Loan, 4.85%, 8/1/00(1)......................    15,245,000         15,245,000
                                                                                                         ---------------
MICHIGAN--0.8%
MI Job DAU RB, East Lansing Residence Associates Project, 5%(2)........................     1,900,000          1,900,000
Rochester, MI Community SDI GOUN, Series 289, 4.87%(2).................................     3,745,000          3,745,000
St. Clair Cnty., MI ED RRB, Series 282, AMBAC Insured, 4.87%(2)........................     8,000,000          8,000,000
                                                                                                         ---------------
                                                                                                              13,645,000
                                                                                                         ---------------
MINNESOTA--2.0%
Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 4.85%(2)......................     2,750,000          2,750,000
MN GOB, 4.65%, 12/15/00(1).............................................................    16,010,000         16,010,000
New Ulm, MN Hospital Facilities RB, Health Center Systems, 4.60%(2)....................     2,200,000          2,200,000
North Suburban Hospital District, MN RB, Anoka & Ramsey Cntys.
   Hospital Health Center, 4.60%(2)....................................................     3,200,000          3,200,000
Rochester, MN HCF RB, Mayo Foundation, 4.40%, 9/6/00(1)................................    10,000,000         10,000,000
                                                                                                         ---------------
                                                                                                              34,160,000
                                                                                                         ---------------
MISSOURI--0.1%
MO Education & HFAU RRB, The Washington University, Series C, 4.50%(2).................     1,800,000          1,800,000
                                                                                                         ---------------
MONTANA--0.1%
Great Falls, MT IDV RRB, Safeway, Inc. Projects, 4.75%, 12/1/00(1).....................     1,635,000          1,635,000
                                                                                                         ---------------
NEVADA--1.2%
NV Municipal Securities Trust Receipts, Series SG 114, 4.85%(2)........................    20,350,000         20,350,000
                                                                                                         ---------------
NEW HAMPSHIRE--1.5%
NH Business FAU PC RRB, Series 1990, 4.25%, 9/27/00(1).................................    25,000,000         25,000,000
                                                                                                         ---------------
NEW JERSEY--2.9%
NJ TUAU ABN AMRO Munitops Certificates, Series 2000-6,
   MBIA Insured, 4.40%, 10/2/00(1).....................................................    48,420,000         48,420,000
                                                                                                         ---------------
NEW YORK--4.6%
Hempstead, NY IDA RRB, Trigen-Nassau Energy, 4.70%(2)..................................     1,000,000          1,000,000
NYC HDC MH RB, James Tower Development, Series A, 4.50%(2).............................     1,100,000          1,100,000
NYC HDC MH RB, Monterey Project, Series A, 4.40%(2)....................................     2,400,000          2,400,000
NYC Health & Hospital Corp. RB, Health Systems, Series E, 4.40%(2).....................     1,000,000          1,000,000

Centennial Tax Exempt Trust

                                                                                          Principal           Value
                                                                                            Amount          See Note 1
                                                                                        -------------    ---------------
NEW YORK (CONTINUED)
NYC IDA Civic Facility RB, Columbia Grammar School Project, 4.65%(2)................... $     800,000    $       800,000
NYC Water FAU WSS RB, Series SGB 26, MBIA Insured, 4.84%(2)............................     3,000,000          3,000,000
NYS DA RB, 4.77%(2)....................................................................     1,700,000          1,700,000
NYS DA RB, Cornell University, Series A, 4.35%(2)......................................     2,000,000          2,000,000
NYS ERDAUEF RRB, Con Edison Co., Subseries A-3, 4.60%(2)...............................     2,400,000          2,400,000
NYS GOUN, Series A, 4.40%, 2/8/01(1)...................................................     1,700,000          1,700,000
NYS HFA RB, Saxony Housing, Series A, 4.75%(2).........................................     3,000,000          3,000,000
NYS LGAC RB, Series SG99, MBIA Insured, 4.82%(2).......................................    27,595,000         27,595,000
NYS LGAC RB, Series SG100, MBIA Insured, 6.875%(2).....................................    10,420,000         10,420,000
NYS MCFFA RB, Pooled Equipment Loan Program I-A, 4.50%(2)..............................       670,000            670,000
NYS Mtg. Agency RB, Series CMC1, 4.90%(2)..............................................     6,820,000          6,820,000
NYS Urban Empire Development Corp. RB, Series A, 4.84%(2)..............................     9,555,000          9,555,000
TBTAU NY RB, Series T, 7%, 1/1/01(1)...................................................     2,000,000          2,065,922
                                                                                                         ---------------
                                                                                                              77,225,922
                                                                                                         ---------------
OHIO--3.5%
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 4.75%, 12/15/00(1)..................     3,400,000          3,400,000
Miami Valley, OH Tax-Exempt Mtg. Trust RB, Series 86, 4.88%, 10/15/00(1)...............     2,540,000          2,540,000
OH Adult Corrections Building Authority RB, 4.65%, 12/15/00(1).........................     7,920,000          7,920,000
OH State University RB, 4.50%, 7/25/00(1)..............................................    31,000,000         31,000,000
Scioto Cnty., OH HCF RB, Hill View Retirement Center, 4.80%, 12/1/00(1)................     4,275,000          4,275,000
University of Cincinnati, OH COP, Series 232, MBIA Insured, 4.87%(2)...................    10,575,000         10,575,000
                                                                                                         ---------------
                                                                                                              59,710,000
                                                                                                         ---------------
PENNSYLVANIA--2.5%
Monroe Cnty., PA HA RB, Pocono Medical Center, Series C, 4.85%(2)......................     2,835,000          2,835,000
PA GOB, 4.87%(2).......................................................................    20,000,000         20,000,000
PA GOUN, 4.87%(2)......................................................................    17,800,000         17,800,000
Philadelphia, PA IDAU RB, Fox Chase Cancer Center Project, 4.50%(2)....................     1,100,000          1,100,000
                                                                                                         ---------------
                                                                                                              41,735,000
                                                                                                         ---------------
SOUTH CAROLINA--2.2%
SC POAU ABN AMRO Munitops Certificates, Trust 1998-7, 4.85%(2).........................     7,325,000          7,325,000
SC Public Service Authority RB, 4.40%, 10/3/00(1)......................................    14,850,000         14,850,000
York Cnty., SC PC RRB, Duke Power Co. Project, 4.35%, 8/1/00(1)........................     2,200,000          2,200,000
York Cnty., SC PC RRB, Duke Power Co. Project, 4.40%, 8/1/00(1)........................     7,100,000          7,100,000
York Cnty., SC PC RRB, Duke Power Co. Project, 4.75%, 8/1/00(1)........................     5,450,000          5,450,000
                                                                                                         ---------------
                                                                                                              36,925,000
                                                                                                         ---------------
SOUTH DAKOTA--1.3%
SD Health & Educational Facilities RB, Sioux Valley Hospital Issue, 4.85%(2)...........    20,800,000         20,800,000
Yankton, SD IDV RB, Kolber-Pioneer, Inc. Project, 4.80%(2).............................     2,000,000          2,000,000
                                                                                                         ---------------
                                                                                                              22,800,000
                                                                                                         ---------------

Centennial Tax Exempt Trust

                                                                                          Principal           Value
                                                                                            Amount          See Note 1
                                                                                        -------------    ---------------
TENNESSEE--1.2%
TN GOB, 4.20%, 8/22/00(1).............................................................. $  20,000,000    $    20,000,000
                                                                                                         ---------------
TEXAS--22.7%
Austin, TX Travis & Williamson Cntys., Utility System RB, 4.25%, 10/2/00(1)............    50,000,000         50,000,000
Bexar, TX Municipal Water District RB, 4.40%, 8/1/00(1)................................     9,000,000          9,000,000
Brownsville, TX Utility System RB, 4.25%, 7/13/00(1)...................................    23,900,000         23,900,000
Brownsville, TX Utility System RB, 4.40%, 7/13/00(1)...................................     2,000,000          2,000,000
De Soto, TX IDAU RRB, National Service Industries, Inc. Project, 4.80%(2)..............     7,150,000          7,150,000
Greater East TX HEAU RRB, Student Loans, Series A, 4.50%, 5/1/01(1)....................     9,000,000          9,000,000
Harris Cnty., TX Criminal Justice Center RB, Series SG96, FGIC Insured, 4.85%(2).......     7,475,000          7,475,000
Harris Cnty., TX ID Corp. RRB, Shell Oil Co. Project, 4.50%(2).........................     2,800,000          2,800,000
Harris Cnty., TX Toll Road COP, 4.87%(2)...............................................     9,900,000          9,900,000
Houston, TX GOB, Series A, 4.30%, 8/1/00(1)............................................     3,000,000          3,000,000
Houston, TX GOB, Series A, 4.30%, 10/2/00(1)...........................................    28,400,000         28,400,000
Houston, TX GOB, Series B, 4.30%, 8/1/00(1)............................................    39,800,000         39,800,000
Houston, TX GOB, Series C, 4.30%, 10/2/00(1)...........................................     6,000,000          6,000,000
Houston, TX WSS RB, Series SG120, 4.85%(2).............................................    37,600,000         37,600,000
San Antonio Water RB, 4.87%(2).........................................................     4,000,000          4,000,000
San Antonio, TX Electric & Gas RRB, Series G-101, 4.85%(2).............................    20,200,000         20,200,000
San Antonio, TX Electric & Gas RRB, Series SG105, 4.85%(2).............................    20,000,000         20,000,000
TX TAN & RAN, Series A, 4.50%, 8/31/00.................................................    89,000,000         89,115,569
TX TUAU RB, Dallas Northtollway, Series SG70, 4.70%(2).................................    15,325,000         15,325,000
                                                                                                         ---------------
                                                                                                             384,665,569
                                                                                                         ---------------
UTAH--2.8%
Intermountain Power Agency, UT RB, Utah Power Supply, 4.30%, 9/11/00(1)................    24,600,000         24,600,000
Intermountain Power Agency, UT RB, Utah Power Supply, 4.35%, 9/11/00(1)................     7,600,000          7,600,000
Salt Lake Cnty., UT TAN & RAN, 5%, 12/29/00............................................    10,000,000         10,029,969
Tremonton City, UT IDV RRB, Safeway, Inc. Projects, 4.75%, 12/1/00(1)..................       580,000            580,000
Utah Cnty., UT Environmental Improvement RRB, USX Corp.
   Project, 4.25%, 10/5/00(1)..........................................................     5,000,000          5,000,000
                                                                                                         ---------------
                                                                                                              47,809,969
                                                                                                         ---------------
VIRGINIA--2.2%
Peninsula Ports Authority, VA Coal Terminal RRB, Dominion Terminal
   Project-A, 4.30%, 7/17/00(1)........................................................    12,135,000         12,135,000
Stafford, VA IDV RRB, Safeway, Inc. Projects, 4.75%, 12/1/00(1)........................     1,025,000          1,025,000
Washington D.C. Airport Authority RB, 4.35%, 10/2/00(1)................................    24,000,000         24,000,000
                                                                                                         ---------------
                                                                                                              37,160,000
                                                                                                         ---------------

Centennial Tax Exempt Trust

                                                                                          Principal           Value
                                                                                            Amount          See Note 1
                                                                                        -------------    ---------------
WASHINGTON--1.0%
Kitsap Cnty., WA SDI No. 401 GOUN, Series 252, MBIA Insured, 4.90%(2).................. $   3,460,000    $     3,460,000
WA Refunding GOB, 4.40%(2).............................................................    13,710,000         13,710,000
                                                                                                         ---------------
                                                                                                              17,170,000
                                                                                                         ---------------
WEST VIRGINIA--0.4%
WV Road GOB ABN AMRO Munitops Certificates, Series 1999-4, 4.55%(2)....................     6,000,000          6,000,000
                                                                                                         ---------------
WYOMING--0.2%
Evanston, WY IDV RRB, Safeway, Inc. Projects, 4.75%, 12/1/00(1)........................     3,700,000          3,700,000
                                                                                                         ---------------
DISTRICT OF COLUMBIA--0.6%
DC HFA MH RB, Tyler House Trust Certificates Partnership A, 4.95%(2)...................    10,800,000         10,800,000
                                                                                                         ---------------
OTHER TERRITORIES--1.6%
Greystone Tax Exempt Certificates RB, Trust 1998-1, Sr. Certificate
   Beneficial Ownership, 4.93%(2)......................................................    27,900,000         27,900,000
                                                                                                         ---------------
U.S. POSSESSIONS--0.3%
PR CMWLTH GOB, 4.42%(2)................................................................     5,800,000          5,800,000
                                                                                                         ---------------


Total Investments, at Value............................................................         107.0%     1,810,312,048
                                                                                                         ---------------
Liabilities in Excess of Other Assets..................................................          (7.0)      (118,762,408)
                                                                                        -------------    ---------------
Net Assets.............................................................................         100.0%   $ 1,691,549,640
                                                                                        =============    ===============

Centennial Tax Exempt Trust

To simplify the listings of securities, abbreviations are used per the table below:

BOE         --Board of Education                                HFFAU       --Health Facilities Finance Authority
CAP         --Capital Appreciation                              IDA         --Industrial Development Agency
CD          --Commercial Development                            IDAU        --Industrial Development Authority
CMWLTH      --Commonwealth                                      IDV         --Industrial Development
COP         --Certificates of Participation                     LGAC        --Local Government Assistance Corp.
DA          --Dormitory Authority                               MCFFA       --Medical Care Facilities Finance
DAU         --Development Authority                                           Agency
ED          --Economic Development                              MH          --Multifamily Housing
EDAU        --Economic Development Authority                    MPA         --Municipal Power Agency
EDFAU       --Economic Development Finance                      NYC         --New York City
              Authority                                         NYS         --New York State
ERDAUEF     --Energy Research & Development                     PAU         --Power Authority
              Authority Electric Facilities                     PC          --Pollution Control
FA          --Facilities Authority                              PFAU        --Public Finance Authority
FAU         --Finance Authority                                 PFFAU       --Public Facilities Finance Authority
GOB         --General Obligation Bonds                          POAU        --Port Authority
GOUN        --General Obligation Unlimited Nts.                 RA          --Redevelopment Agency
HA          --Hospital Authority                                RAN         --Revenue Anticipation Nts.
HAU         --Housing Authority                                 RB          --Revenue Bonds
HCF         --Health Care Facilities                            RRB         --Revenue Refunding Bonds
HDC         --Housing Development Corp.                         SDI         --School District
HEAU        --Higher Education Authority                        TAN         --Tax Anticipation Nts.
HEFAU       --Higher Educational Facilities                     TBTAU       --Triborough Bridge & Tunnel Authority
              Authority                                         TUAU        --Turnpike Authority
HFA         --Housing Finance Agency                            WSS         --Water & Sewer System
HFAU        --Health Facilities Authority

1. Put obligation redeemable at full face value on the date reported.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2000. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

3. Represents a securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,935,000 or 1.18% of the Trust's net assets as of June 30, 2000.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2000
Centennial Tax Exempt Trust

ASSETS
Investments, at value--see accompanying statement ............       $ 1,810,312,048
Cash .........................................................             9,172,350
Receivables and other assets:
Shares of beneficial interest sold ...........................            38,527,064
Interest .....................................................            15,890,060
Other ........................................................               375,223
                                                                     ---------------
Total assets .................................................         1,874,276,745
                                                                     ---------------

LIABILITIES
Payables and other liabilities:
Investments purchased ........................................           161,553,479
Shares of beneficial interest redeemed .......................            17,978,639
Dividends ....................................................             2,577,736
Transfer and shareholder servicing agent fees ................               265,035
Service plan fees ............................................               141,869
Trustees' compensation .......................................                 8,967
Other ........................................................               201,380
                                                                     ---------------
Total liabilities ............................................           182,727,105
                                                                     ---------------

NET ASSETS ...................................................       $ 1,691,549,640
                                                                     ===============

COMPOSITION OF NET ASSETS
Paid-in capital ..............................................       $ 1,692,189,822
Accumulated net realized loss on investment transactions .....              (640,182)
                                                                     ---------------

NET ASSETS--applicable to 1,692,205,790 shares of
   beneficial interest outstanding ...........................       $ 1,691,549,640
                                                                     ===============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE       $          1.00

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 2000
Centennial Tax Exempt Trust

INVESTMENT INCOME
Interest .....................................................       $ 63,595,519
                                                                     ------------

EXPENSES
Management fees ..............................................          7,404,944
Service plan fees ............................................          3,420,376
Transfer and shareholder servicing agent fees ................          1,075,775
Custodian fees and expenses ..................................            325,816
Trustees' compensation .......................................             24,814
Other ........................................................            501,232
                                                                     ------------
Total expenses ...............................................         12,752,957
Less expenses paid indirectly ................................           (156,433)
                                                                     ------------
Net expenses .................................................         12,596,524
                                                                     ------------
NET INVESTMENT INCOME ........................................         50,998,995
                                                                     ------------
NET REALIZED LOSS ON INVESTMENTS .............................           (159,972)
                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........       $ 50,839,023
                                                                     ============

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Year Ended June 30,
                                                                                  --------------------------------------
                                                                                        2000                   1999
                                                                                  ---------------        ---------------
OPERATIONS
Net investment income ..........................................................  $    50,998,995        $    48,885,541
Net realized gain (loss) .......................................................         (159,972)               102,645
                                                                                  ---------------        ---------------
Net increase in net assets resulting from operations ...........................       50,839,023             48,988,186
                                                                                  ---------------        ---------------

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS .................................      (50,998,995)           (48,855,541)
                                                                                  ---------------        ---------------

BENEFICIAL INTEREST TRANSACTIONS
Net decrease in net assets resulting from beneficial interest
   transactions ................................................................      (57,771,643)           (79,607,151)
                                                                                  ---------------        ---------------

NET ASSETS
Total decrease .................................................................      (57,931,615)           (79,504,506)
Beginning of period ............................................................    1,749,481,255          1,828,985,761
                                                                                  ---------------        ---------------
End of period ..................................................................  $ 1,691,549,640        $ 1,749,481,255
                                                                                  ===============        ===============

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Tax Exempt Trust

                                                                                  Year Ended June 30,
                                                       ---------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                       ---------      ---------      ---------      ---------      ---------
PER SHARE OPERATING DATA
Net asset value, beginning of period ..............    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
Income from investment operations--
   net investment income and
   net realized gain ..............................          .03            .03            .03            .03            .03
Dividends and/or distributions to shareholders ....         (.03)          (.03)          (.03)          (.03)          (.03)
                                                       ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ....................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                       =========      =========      =========      =========      =========
TOTAL RETURN(1) ...................................         3.01%          2.61%          3.12%          3.01%          3.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) ...........    $   1,692      $   1,749      $   1,829      $   1,649      $   1,426
Average net assets (in millions) ..................    $   1,737      $   1,896      $   1,832      $   1,591      $   1,473
Ratios to average net assets:(2)
Net investment income .............................         2.94%          2.58%          3.07%          2.95%          3.12%
Expenses ..........................................         0.72%          0.69%          0.69%(3)       0.72%(3)       0.72%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial Tax Exempt Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required. As of June 30, 2000, the Trust had available for federal income tax purposes an unused capital loss carryover as follows:

Expiring
--------
2006     $ 33,976
2007      432,567
2008       88,401

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

See accompanying Notes to Financial Statements.

Centennial Tax Exempt Trust

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended June 30, 2000            Year Ended June 30, 1999
                                                 ---------------------------------   ---------------------------------
                                                      Shares           Amount            Shares            Amount
                                                 ---------------   ---------------   ---------------   ---------------

Sold ..........................................    5,849,279,745   $ 5,849,279,745     5,631,707,953   $ 5,631,707,953

Dividends and/or distributions
reinvested ....................................       49,019,366        49,019,366        48,085,400        48,085,400

Redeemed ......................................   (5,956,070,754)   (5,956,070,754)   (5,759,400,504)   (5,759,400,504)
                                                 ---------------   ---------------   ---------------   ---------------
Net decrease ..................................      (57,771,643)  $   (57,771,643)      (79,607,151)  $   (79,607,151)
                                                 ===============   ===============   ===============   ===============

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion. Furthermore, under the Trust's Agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Trust's management fee for the year ended June 30, 2000 was an annualized rate of 0.43%, before any waiver by the Manager if applicable.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies on an "at-cost" basis.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2000, the Trust paid $12,967 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

INDEPENDENT AUDITOR'S REPORT
Centennial Tax Exempt Trust

To the Board of Trustees and Shareholders of Centennial Tax Exempt Trust:

We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


Denver, Colorado
July 24, 2000

FEDERAL INCOME TAX INFORMATION
Centennial Tax Exempt Trust

In early 2001 shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2000. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the year ended June 30, 2000 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

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18

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                                                                              19

CENTENNIAL TAX EXEMPT TRUST
              Officers and Trustees
              James C. Swain, Trustee and Chairman of the Board
              Bridget A. Macaskill, Trustee and President
              Robert G. Avis, Trustee
              William A. Baker, Trustee
              George C. Bowen, Trustee
              Jon S. Fossel, Trustee
              Sam Freedman, Trustee
              Raymond J. Kalinowski, Trustee
              C. Howard Kast, Trustee
              Robert M. Kirchner, Trustee
              Ned M. Steel, Trustee
              Michael J. Carbuto, Vice President
              Andrew J. Donohue, Vice President and Secretary
              Brian W. Wixted, Treasurer
              Robert J. Bishop, Assistant Treasurer
              Scott T. Farrar, Assistant Treasurer
              Robert G. Zack, Assistant Secretary

              Investment Advisor and Distributor
              Centennial Asset Management Corporation

              Transfer and Shareholder Servicing Agent
              Shareholder Services, Inc.

              Custodian of Portfolio Securities
              Citibank, N.A.

              Independent Auditors
              Deloitte & Touche LLP

              Legal Counsel
              Myer, Swanson, Adams & Wolf, P.C.

              This is a copy of a report to shareholders of Centennial Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial Tax Exempt Trust. For other material information concerning the Trust, see the Prospectus.

              For shareholder servicing, call:
              1.800.525.9310 (in U.S.)
              303.671.3200 (outside U.S.)

              Or write:
              Shareholder Services, Inc.
              P.O. Box 5143
              Denver, CO 80217-5143

RA0160.001.0600         [PRINTED ON RECYCLED PAPER LOGO]